N-6	Jul. 02, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Jul. 02, 2024
Amendment Flag	false
C000214972 [Member] | The Fidelity VIP Extended Market Index Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	The Fidelity ® VIP Extended Market Index Portfolio – Initial Class
Current Expenses [Percent]	0.12%
C000214972 [Member] | The Fidelity VIP Index 500 Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	The Fidelity ® VIP Index 500 Portfolio – Initial Class
Current Expenses [Percent]	0.09%
C000214972 [Member] | The Fidelity VIP International Index Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	The Fidelity ® VIP International Index Portfolio – Initial Class
Current Expenses [Percent]	0.16%
C000214972 [Member] | The Fidelity VIP Total Market Index Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	The Fidelity ® VIP Total Market Index Portfolio – Initial Class
Current Expenses [Percent]	0.11%
C000214972 [Member] | NYLI VP Schroders Mid Cap Opportunities Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Schroders Mid Cap Opportunities – Initial Class
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America Inc. (“Schroders”)
Current Expenses [Percent]	0.83%
C000214972 [Member] | NYLI VP Dimensional U S Equity Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Dimensional U.S. Equity – Initial Class
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP (“DFA”)
Current Expenses [Percent]	0.53%
C000214972 [Member] | NYLI VP Hedge Multi Strategy Portfolio Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	NYLI VP Hedge Multi-Strategy Portfolio – Initial Class
Portfolio Company Subadviser [Text Block]	New York Life Investments